ACQUISITION OF BUSINESSES - Business Services, Facilities Management Business ("BGIS") (Details) - USD ($) $ in Millions		3 Months Ended	6 Months Ended
	Feb. 01, 2018	Mar. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Goodwill			$ 1,677	$ 1,554
Facilities Management Business (BGIS) | Business services
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	85.00%
Consideration transferred, acquisition-date fair value	$ 4
Proportion of ownership interest in subsidiary	22.00%
Acquisition-related costs	$ 1
Goodwill	$ 8
Revenue of acquiree since acquisition date		$ 1
Profit (loss) of acquiree since acquisition date		$ 1
Revenue of acquiree as if combination occurred at beginning of period			1
Profit (loss) of acquiree as if combination occurred at beginning of period			$ (1)